Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	75,000,000	2,000,000,000	2,000,000,000
Common Stock, shares issued	3,420,551	1,058,802	552,188
Common Stock, shares outstanding	3,420,551	1,058,802	552,188
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	1,515,000	0	0
Preferred Stock, shares outstanding	1,515,000	0	0
Impairment of equity investment in MHB, Inc.	$ 2,445,990	$ 1,846,515	$ 0
Convertible notes payable, discount	$ 42,797	$ 122,084	$ 0